UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78759
(Address of principal executive offices) (Zip code)

Mark A. Coffelt, President
Empiric Advisors, Inc.
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78759
(Name and address of agent for service)

(512) 328-9321
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2007

Date of reporting period: 03/31/2007

Item 1. Report to Stockholders.

Core Equity Fund

Semi-Annual Report
March 31, 2007

This report is for the shareholders of the Value & Growth Portfolio. Its use in connection with any offering of the Company’s shares is authorized only in a case of concurrent or prior delivery of the Company’s current prospectus. Rafferty Capital Markets, Inc. is the Distributor of the Fund.

INVESTMENT MANAGER’S REPORT

Fellow Shareholders,

We are pleased to have this opportunity to update you about Empiric Funds and your investment in the Empiric Core Equity Fund. Our letter will update you about the fund name change, provide information about your investment results, and give you some background on our current thinking about the fund and the investment markets.

Performance for the quarter, six months, one year, and so forth follow.

Period Ended March 31, 2007	Core Equity Class A1	Core Equity Class C2	S&P 500[3] (Larger Stocks)	Russell 2000[3] (Smaller Stocks)

Last 3 months	3.53	3.33	0.64	1.95
Last 6 months	13.43	13.04	7.38	11.02
Last 12 months	7.04	6.25	11.83	5.91
Last 3 Years	13.41	—	10.06	12.00
Last 5 Years	15.42	—	6.27	10.95
Last 10 Years	12.50	—	8.20	10.23
Since Inception (A)	13.32	—	9.85	10.31
Since Inception (C)	—	11.89	14.50	17.20

Performance data quoted represents past performance, which does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance to the most recent month-end, please call 1-800-880-0324, or visit our website at www.EmpiricFunds.com.
________________
[1]	After the maximum sales charge of 5.75%, the returns for the last quarter, last six months, last
[2]
Inception date of Class C shares was 10.07.05. Class C shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages of the Prospectus for more information about the applicable sales charges for each share class.

[3]
The Russell 2000 and S&P 500 are unmanaged indices widely recognized as representative of smaller and larger companies, respectively. Neither index bears transaction costs or management fees, and cannot be actually bought or sold.

[4]
Morningstar ranks the fund among 379 mid-cap blend funds for the period ending 03.31.07 (derived from a weighted average of the fund’s three-, five-, and ten-year risk-adjusted return measure and Morningstar Ratings, which are based upon risk-adjusted performance). Lipper ranks the fund a Lipper Leader in total return and tax efficiency as of 03.31.07 among 333 multi-cap value funds based upon an equal-weighted average of percentile ranks for each measure over 3-, 5- and 10-year periods.

INVESTMENT MANAGER’S REPORT

As most of you know, we changed the name of the fund and fund family to better reflect the fund’s investment approach and philosophy. Formerly the Value and Growth Portfolio of the Texas Capital Value Funds, Inc., your fund is now the Core Equity Fund of Empiric Funds, Inc. There are no tax consequences to the name change. Importantly, the management of the Empiric Core Equity Fund is the same, the philosophy we use to manage the fund is the same, and your manager still owns a whole bunch of shares. Now, the fund name and the investment process and approach we have always used are in alignment.

Investment Performance and Results
Period Ended March 31, 2007

We are pleased to note that our recent and, more importantly, our long-term investment results are excellent relative to both the bellwether S&P 500 index of large company US stocks and the Russell 2000 index of smaller US companies. The fund currently holds a rating of 4 stars from Morningstar and has been designated a Lipper Leader for both tax efficiency and total return4.

At the end of the quarter, your fund remained highly diversified with the top 10 stocks accounting for only 21.4% of assets, and a total of 102 stocks in the portfolio. Approximately, 57% of the stocks are foreign based companies, and approximately 70% of the portfolio is in large capitalization companies. We held stocks in all of the ten S&P sectors, with the financial sector accounting for 29.5% of assets. The fund had no short sales at quarter end. Since almost all of my liquid net worth is invested in the fund, having a solid, well-diversified portfolio is important to me too.

Empiric Funds Investment Approach and Philosophy

The objective of the fund is growth with low volatility or fluctuation in terms of both return and invested capital. Our approach to achieving that is to focus the fund on the “style sweet spots” in the markets, where ever they may be. Then we exhaustively evaluate each and every security in that sweet spot to identify the optimal investment for the portfolio. You should know that the rigorous, empirical process we use is very different than the approach most funds use today.

Empirical Process: Step 1 — Find the Style Sweet Spot

Two years ago, the style sweet spot in the market was small-value stocks and your portfolio was positioned accordingly. Today, the sweet spot in the market is large stocks, both domestically and internationally. Approximately 70% of the portfolio today is in the style sweet spot of world wide large companies.

INVESTMENT MANAGER’S REPORT

Stocks go through long cycles. Sometimes growth is king, other times it’s value. Sometimes large stocks are the place to be, other times it’s mid-cap or small-cap stocks. The drivers for the stock cycles are valuation-to-price, business cycles, and investor sentiment.

For instance, since the tech bubble ended in 2000, large growth stocks, which were richly valued in 2000, have been a terrible place to be invested. The NASDAQ 100 is down 43% over the last seven years. General Electric, perhaps the bluest of the blue chips, is down 29% over that period, even though their earnings were up every single year. Mutual funds that invest only in large-growth are up only 5.6% over the last five years versus your 15.4% return.

If large-cap growth was overvalued, as it was in 2000, and its economics were less favorable due to overinvestment, why would any investor want to have his funds invested in large growth over the last six years?

We are strong believers in the idea that it makes more sense to be in the right place at the right time than to focus exclusively on a narrow subset of the investable universe. As you may guess, we don’t buy into the style-box dogma so prevalent today.

Wide breadth makes our job easier than that of most investment managers by giving us a better chance of finding undervalued companies in a wide universe rather than the narrow style-box of most funds.

Empirical Process: Step 2 — Identify the Quant Sweet Spot

The second part of our process is the identification of those quantitative models that are providing high value added in the current market, the "quant sweet spot" if you will. Most managers are “philosophical” buyers of stocks, meaning they tend to hue to either the “value” or “growth” camps in investing. We’ve been there too.

The philosophical buyer has two problems, the first of which we have discussed. Why hue to growth when the world is rewarding value, or vice-versa? Secondly, implementing a portfolio from a philosophical perspective is imprecise, somewhat like arguing the merits of being a Methodist over a Baptist. (The old joke goes that there is no difference between the Methodist and the Baptist, except that a Methodist is a Baptist that can read.)

Quantitative processes give us a precise methodology to select stocks and do so without the attendant biases a philosophical investor would have. To extend our

INVESTMENT MANAGER’S REPORT

metaphor, if reading is important, you better find someone who can read. Our models cover the gamut of value and growth strategies and are driven by such factors as dividends, earnings growth, valuation ratios, free cash flow ratios, earnings revisions, relative strength, capitalization size and share volume changes. Our quant processes are modeled, backtested and simulated, all with the express purpose of forecasting returns over subsequent periods.

Empirical Process: Step 3 — Integration

Once we have identified the style sweet spots from the top down, and the quant sweet spots from the bottom up, we find companies at the intersection of the two processes. Everyday, all of the companies at the intersection are tested for their potential contribution to the portfolio in terms of reward and risk.

Warren Buffett once said that if all one had to do was look at past performance, all librarians would be rich. What is the benefit of the empirical process? We think that applying a disciplined, scientific process to broad universe gives us the greatest likelihood of repeatability. That is, of course, what every investor, including ourselves, is betting on when they make an investment in a mutual fund or hedge fund.

Market Outlook

World markets across the board have been strong this year, reflecting synchronous world wide economic growth. That world wide economic growth has probably been responsible for the United States avoiding recession, so far. We expect that will continue to be the case, although the US economy will likely remain slow. A slow US economy combined with trade deficits, interest rates increasing outside the US, and a congress getting more involved with “currency manipulation” on the part of the Japanese and Chinese means that the US dollar will continue to be weak.

With the tailwind of a weak dollar, large domestically based companies with significant overseas sales, and overseas based companies should continue to produce good earnings and stock prices when translated into US dollars, which, of course, is what is important to us. Additionally, relative valuations of large stocks versus small stocks suggest the long performance run for small companies is over. Large domestic and international companies are the style sweet spots according to our models. Thus, economics and valuations favor large companies.

The last element in the mix is investor sentiment. Investor sentiment is often opaque. But here are the facts: Stock markets around the world are hitting new

INVESTMENT MANAGER’S REPORT

highs, including the US market. Bond spreads between junk bonds and treasuries, and between developing and developed country debt are at all time lows. Finally, the volatility of the US stock market has been quite tame, unusually so. Essentially, investors are pricing a very sanguine view of the world into the markets. It is a good time, we think, to hold a conservative, diversified portfolio.

We think stock markets will continue to do well, but that volatility will also increase. We appreciate your confidence.

Sincerely,
Mark A. Coffelt, CFA

For updated investment performance, please visit www.EmpiricFunds.com. Additionally, shareholders with comments, questions, or inputs may contact me at markcoffelt (at) firstaustin.com.

Distributed by Rafferty Capital Markets. (5/07)

Core Equity Fund
SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

COMMON STOCKS - 97.09%	Shares	Value
CONSUMER DISCRETIONARY - 4.95%
Department Stores - 2.77%
Kohl’s Corp.*	16,000	$1,225,760
Nordstrom, Inc.	15,000	794,100
		2,019,860
Leisure Products - 1.35%
Mattel, Inc.	12,000	330,840
Smith & Wesson Holding Corp.*	50,000	654,500
		985,340
Movies & Entertainment - 0.79%
Lodgenet Entertainment Corp.*	18,700	574,464
Publishing - 0.04%
Idearc, Inc.	900	31,590
Total Consumer Discretionary (Cost $3,004,928)		3,611,254
CONSUMER STAPLES - 6.89%
Brewers - 1.67%
Compania Cervecerias Unidas SA - ADR^	38,700	1,215,954
Distillers & Vintners - 1.98%
Diageo PLC - ADR^	17,900	1,449,005
Packaged Foods & Meats - 0.21%
Sadia SA - ADR^	4,000	150,600
Personal Products - 1.09%
The Estee Lauder Cos., Inc.	6,000	293,100
Mannatech, Inc.	8,000	128,480
USANA Health Sciences, Inc.*	8,000	374,960
		796,540
Soft Drinks - 1.94%
Coca-Cola Femsa SA de CV - ADR^	39,300	1,419,516
Total Consumer Staples (Cost $4,147,756)		5,031,615

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
ENERGY - 2.92%
Integrated Oil & Gas - 0.20%
ChevronTexaco Corp.	2,000	$147,920
Oil & Gas Equipment & Services - 0.73%
Acergy SA - ADR*^	25,000	532,250
Oil & Gas Exploration & Production - 1.15%
Devon Energy Corp.	4,900	339,178
PetroChina Co. Ltd. - ADR^	4,300	503,487
		842,665
Oil & Gas Refining & Marketing
& Transportation - 0.84%
Giant Industries, Inc.*	2,300	173,995
Sunoco, Inc.	6,200	436,728
		610,723
Total Energy (Cost $1,167,826)		2,133,558
FINANCIALS - 29.52%
Diversified Banks - 7.80%
ABN AMRO Holding NV - ADR^	34,700	1,492,794
Credit Suisse Group - ADR^	18,000	1,292,940
HSBC Holdings PLC - ADR^	16,126	1,416,024
US Bancorp	27,000	944,190
Wells Fargo & Co.	16,000	550,880
		5,696,828
Diversified Financial Services - 10.70%
Australia & New Zealand Banking Group Ltd. - ADR^	10,900	1,310,725
Banco Bilbao Vizcaya Argentaria SA - ADR^	67,000	1,644,850
BanColombia SA - ADR^	55,400	1,534,026
Barclays PLC - ADR^	23,000	1,309,620
ING Groep NV - ADR^	11,000	465,630
National Australia Bank Ltd. - ADR^	5,000	814,250
ORIX Corp. - ADR*^	3,000	392,550
Shinhan Financial Group Co. Ltd. - ADR*^	3,000	341,640
		7,813,291

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
FINANCIALS (Continued)
Investment Banking & Brokerage - 4.25%
The Goldman Sachs Group, Inc.	5,600	$1,157,128
Nomura Holdings, Inc. - ADR^	61,000	1,264,530
TradeStation Group, Inc.*	54,000	679,860
		3,101,518
Life & Health Insurance - 3.94%
Aegon NV - ADR^	43,000	857,420
Aflac, Inc.	16,600	781,196
Prudential Financial, Inc.	7,000	631,820
Prudential PLC - ADR^	21,500	609,310
		2,879,746
Multi-line Insurance - 1.94%
Allianz AG - ADR^	29,000	595,950
American Financial Group, Inc.	24,000	816,960
		1,412,910
Property & Casualty Insurance - 0.89%
Meadowbrook Insurance Group, Inc.*	15,100	165,949
Philadelphia Consolidated Holding Co.*	11,000	483,890
		649,839
Total Financials (Cost $18,583,123)		21,554,132
HEALTH CARE - 9.89%
Health Care - Managed Care - 0.98%
Cigna Corp.	5,000	713,300
Health Care Supplies - 1.74%
Smith & Nephew PLC - ADR^	20,000	1,269,600
Pharmaceuticals - 7.17%
Aspreva Pharmaceuticals Corp.*^	8,000	172,480
AstraZeneca PLC - ADR^	11,000	590,150
GlaxoSmithKline PLC - ADR^	22,000	1,215,720
Novartis AG - ADR^	20,400	1,114,452

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
FINANCIALS (Continued)
Pharmaceuticals (Continued)
Sanofi-Aventis - ADR^	27,800	$1,209,578
Teva Pharmaceutical Industries, Ltd. - ADR^	25,000	935,750
		5,238,130
Total Health Care (Cost $6,630,740)		7,221,030
INDUSTRIALS - 6.99%
Aerospace & Defense - 1.82%
Cae, Inc.^	60,000	676,200
L-3 Communications Holdings, Inc.	7,500	656,025
		1,332,225
Construction & Engineering - 0.51%
Meadow Valley Corp.*	28,900	374,544
Construction & Farm Machinery
& Heavy Trucks - 1.29%
Commercial Vehicle Group, Inc.*	16,000	329,600
Gehl Co.*	24,093	611,480
		941,080
Diversified Commercial Services - 0.72%
Nutri System, Inc. New*	10,000	524,100
Employment Services - 0.61%
Adecco SA - ADR^	28,000	446,600
Machinery Industrial - 1.18%
DXP Enterprises Inc.*	3,000	114,600
Kubota Corp. - ADR*^	17,000	743,920
		858,520
Railroads - 0.86%
Freightcar America, Inc.	2,500	120,425
Norfolk Southern Corp.	10,000	506,000
		626,425
Total Industrials (Cost $4,483,084)		5,103,494

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 4.97%
Application Software - 1.24%
Fair Isaac Corp.	9,000	$348,120
Smith Micro Software, Inc.*	30,000	558,900
		907,020
Communications Equipment - 0.88%
Avocent Corp.*	24,000	647,280
Computer Hardware - 1.62%
Dell, Inc.*	51,000	1,183,710
Home Entertainment Software - 0.37%
Shanda Interactive Entertainment Ltd. - ADR*^	10,000	268,500
Systems Software - 0.86%
Vasco Data Security International, Inc.*	35,000	625,450
Total Information Technology (Cost $3,726,303)		3,631,960
MATERIALS - 15.40%
Diversified Metals & Mining - 10.16%
Alliance Resource Partners LP	14,000	530,880
Anglo American PLC - ADR^	37,500	990,750
BHP Billiton Ltd. - ADR^	18,500	896,325
Cia de Minas Buenaventura SA - ADR^	26,300	787,685
Cia Vale do Rio Doce - ADR^	24,000	887,760
Rio Tinto PLC - ADR^	5,000	1,139,050
RTI International Metals, Inc.*	24,000	2,184,240
		7,416,690
Fertilizers & Agricultural Chemicals - 1.30%
Syngenta AG - ADR^	25,000	951,250
Steel - 3.94%
NN, Inc.	33,037	412,632
POSCO - ADR*^	12,200	1,268,190

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
MATERIALS (Continued)
Steel (Continued)
Tenaris SA - ADR^	26,000	$1,193,400
		2,874,222
Total Materials (Cost $8,053,236)		11,242,162
TELECOMMUNICATION SERVICES - 9.12%
Integrated Telecommunication Services - 6.53%
Alaska Communications Systems Group, Inc.	18,000	265,500
AT&T, Inc.	26,000	1,025,180
BT Group PLC - ADR^	14,000	840,140
Portugal Telecom SGPS SA - ADR^	39,000	524,160
Royal KPN NV - ADR^	36,600	572,058
Telecomunicacoes De Sao Paulo - ADR^	8,000	204,880
Telenor Asa - ADR^	5,742	305,302
TELUS Corp.^	7,000	350,000
Verizon Communications, Inc.	18,000	682,560
		4,769,780
Wireless Telecommunication Services - 2.59%
America Movil SA de CV - ADR^	20,000	955,800
China Mobile Hong Kong Ltd. - ADR^	13,000	583,050
Vodafone Group PLC New - ADR^	13,000	349,180
		1,888,030
Total Telecommunication Services (Cost $5,475,713)		6,657,810
UTILITIES - 6.44%
Electric Utilities - 3.79%
E.ON AG - ADR^	5,000	225,800
Enersis SA -ADR^	24,000	390,960
Korea Electric Power Corp. - ADR*^	61,000	1,220,000
National Grid Transco PLC - ADR^	11,800	929,958
		2,766,718

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
UTILITIES (Continued)
Independent Power Producers - 0.74%
The AES Corp.*	25,000	$538,000
Water Utilities - 1.91%
Veolia Environnement - ADR^	18,800	1,397,216
Total Utilities (Cost $3,321,494)		4,701,934

TOTAL COMMON STOCKS
(Cost $58,594,203)		70,888,949

EXCHANGE TRADED FUNDS - 2.89%
iShares MSCI Austria Index Fund	46,600	1,810,876
iShares MSCI Pacific Ex Japan Index Fund	2,000	268,700
iShares MSCI Singapore Index Fund	2,200	27,214
		2,106,790

TOTAL EXCHANGE TRADED FUNDS
(Cost $985,379)		2,106,790

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal
SHORT-TERM INVESTMENTS - 0.57%	Amount	Value
Variable Rate Demand Notes# - 0.57%
American Family Financial Services, 4.9628%	$59,344	$59,344
Wisconsin Corporate Central Credit Union, 4.9900%	353,594	353,594
		412,938

TOTAL SHORT TERM INVESTMENTS
(Cost $412,938)		412,938
TOTAL INVESTMENTS
(Cost $59,992,520) - 100.55%		73,408,677
Liabilities in Excess of Other Assets - (0.55)%		(398,045)
TOTAL NET ASSETS - 100.00%		$73,010,632

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
*	Non Income Producing
^	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate shown are as of March 31, 2007.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
ALLOCATION BY SECTOR

As of March 31, 2007 (Unaudited)

Percentages are based upon net assets.

Top 10 Securities*:	Market Value	Top 10 Industries*:	Market Value
RTI International Metals, Inc.	$2,184,240	Diversified
iShares MSCI Austria		Financial Services	$7,813,291
Index Fund	1,810,876	Diversified Metals
Banco Bilbao		& Mining	7,416,690
Vizcaya Argentaria SA	1,644,850	Diversified Banks	5,696,828
BanColombia SA - ADR	1,534,026	Pharmaceuticals	5,238,130
ABN AMRO		Integrated
Holding NV - ADR	1,492,794	Telecommunication
Diageo PLC - ADR	1,449,005	Services	4,769,780
Coca-Cola Femsa		Investment Banking
SA de CV - ADR	1,419,516	& Brokerage	3,101,518
HSBC Holdings PLC - ADR	1,416,024	Life & Health Insurance	2,879,746
Veolia Environnement - ADR	1,397,216	Steel	2,874,222
Australia & New Zealand		Electric Utilities	2,766,718
Banking Group Ltd. - ADR	1,310,725	Department Stores	2,019,860
	$15,659,272		$44,576,783

* Excludes Cash and Short-term Investments.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENTS OF ASSETS & LIABILITIES

March 31, 2007 (Unaudited)

ASSETS:
Investments, at value (cost of $59,992,520)	$73,408,677
Receivable for securities sold	50,527
Receivable for capital shares sold	25,017
Dividends and interest receivable	181,646
Total assets	73,665,867
LIABILITIES:
Payables:
Securities purchased	339,787
Fund shares purchased	203,297
Advisory fee	61,379
Administration fee	23,752
Distribution fees	24,990
Custody fees	1,492
Interest fees	538
Total liabilities	655,235
NET ASSETS	$73,010,632
NET ASSETS CONSIST OF:
Paid in capital	$55,162,685
Undistributed net investment income	2,997
Undistributed net realized gain on investments	4,428,793
Net unrealized appreciation (depreciation) on investments	13,416,157
NET ASSETS	$73,010,632
Class A:
Net assets applicable to outstanding Class A shares	$70,092,975
Shares issued ($25,000,000 shares of
beneficial interest authorized, $0.0001 par value)	1,926,831
Net asset value and redemption price per share	$36.38
Maximum offering price per share (net asset value divided by 94.25%)	$38.60
Class C:
Net assets applicable to outstanding Class C shares	$2,917,657
Shares issued ($25,000,000 of
beneficial interest authorized, $0.0001 par value)	81,096
Net asset value, offering price and redemption price per share*	$35.98

* Redemption price per share is equal to net asset value less any applicable sales charges.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENT OF OPERATIONS

For the Period Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $20,933)	$600,451
Interest	59,615
Total investment income	660,066
EXPENSES:
Investment advisory fees (Note 3)	390,025
Administration fees (Note 3)	147,103
Distribution fees (Note 3)
Distribution fees - Class A	93,853
Distribution fees - Class C	14,611
Interest Expense	6,541
Dividends on short sale positions	3,600
Custody fees	1,336
Total expenses	657,069
NET INVESTMENT INCOME	2,997
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	5,936,216
Securities sold short	(201,213)
Net change in unrealized gain (loss) on:
Investments	4,122,035
Securities sold short	29,483
Net realized and unrealized gain (loss) on investments	9,886,521
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,889,518

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2007	September 30,
	(Unaudited)	2006
OPERATIONS:
Net investment income (loss)	$2,997	$(266,382)
Net realized gain (loss) on investments	5,735,003	3,072,144
Net change in unrealized appreciation on investments	4,151,518	(2,297,415)
Net increase in net assets resulting from operations	9,889,518	508,347
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains
Class A	(3,214,989)	—
Class C*	(122,025)	—
Total distributions	(3,337,014)	—
CAPITAL SHARE TRANSACTIONS: (Note 5)
Proceeds from shares sold
Class A shares	4,251,140	34,827,587
Class C shares*	226,746	3,148,767
Proceeds from shares issued to holders in
reinvestment of dividends
Class A shares	3,043,870	—
Class C shares*	119,963	—
Cost of shares redeemed
Class A shares	(21,711,738)	(34,834,724)
Class C shares*	(613,592)	(111,482)
Net increase (decrease) in net assets from
capital share transactions (a)	(14,683,611)	3,030,148
Total increase in net assets	(8,131,107)	3,538,495
NET ASSETS:
Beginning of period	81,141,739	77,603,244
End of period (includes $2,997 and $0 of undistributed
net investment income, respectively)	$73,010,632	$81,141,739

* Commencement of operations for Class C shares was October 7, 2005.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
FINANCIAL HIGHLIGHTS

For a Class A Share

	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)		2006	2005	2004	2003	2002
NET ASSET VALUE -
BEGINNING OF PERIOD	$33.46		$32.91	$26.30	$19.93	$14.70	$15.15

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss)	0.01		(0.10)	(0.03)	(0.11)	(0.20)	(0.17)
Net realized and unrealized
gain (loss) on investments	4.39		0.65	6.64	6.48	5.43	(0.28)
Total from investment operations	4.40		0.55	6.61	6.37	5.23	(0.45)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(1.48)		—	—	—	—	—
Total distributions	(1.48)		—	—	—	—	—

NET ASSET VALUE -
END OF PERIOD	$36.38		$33.46	$32.91	$26.30	$19.93	$14.70
TOTAL RETURN	13.4	%+	1.7%	25.1%	32.0%	35.6%	(3.0)%

RATIOS AND
SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$70,093		$78,187	$77,603	$40,370	$26,029	$20,409
Ratio of operating expenses to
average net assets	1.66	%^	1.67%	1.68%	1.78%	1.93%	1.81%
Ratio of operating expenses
excluding interest expense and
dividend payments on short
positions to average net assets	1.63	%^	1.62%	1.68%	1.78%	1.93%	1.81%
Ratio of net investment income
to average net assets	0.04	%^	(0.28)%	(0.13)%	(0.45)%	(1.28)%	(0.90)%
Portfolio turnover rate	28.9	%+	147.7%	122.0%	171.9%	260.2%	347.5%

+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
FINANCIAL HIGHLIGHTS

For a Class C Share

	Six Months Ended March 31, 2007 (Unaudited)		October 7, 2005 through September 30, 2006*
NET ASSET VALUE -
BEGINNING OF PERIOD	$33.22		$31.80
Income from investment operations:
Net investment income (loss)	(0.13)		(0.21)
Net realized and unrealized gain (loss) on investments	4.37		1.63
Total from investment operations	4.24		1.42

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—
Distributions from net realized gains	(1.48)		—
Total distributions	(1.48)		—

NET ASSET VALUE -
END OF PERIOD	$35.98		$33.22

TOTAL RETURN	13.0	%+	4.5	%+

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$2,918		$2,954
Ratio of operating expenses to average net assets	2.41	%^	2.42	%^
Ratio of operating expenses excluding interest
expenses and dividend payments on short positions
to average net assets	2.38	%^	2.37	%^
Ratio of net investment income to average net assets	(0.71	)%^	(1.02	)%^
Portfolio turnover rate	28.9	%+	147.7	%+

*	Commencement of operations for Class C shares was October 7, 2005.
+	Not Annualized
^	Annualized
The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2007 (Unaudited)

INCREASE (DECREASE) IN CASH —

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$9,889,518
Adjustments to reconcile net increase (decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investments	(22,005,741)
Proceeds for dispositions of investment securities	36,592,495
Sale of short term investments, net	6,640,262
Decrease in receivable for securities sold	132,797
Decrease in deposits with brokers for short sales	3,186,927
Increase in dividend and interest receivable	(69,954)
Decrease in securities sold short	(3,216,410)
Decrease in payable for securities purchased	(2,439,971)
Decrease in accrued management fees	(1,694)
Decrease in accrued administration fees	(2,027)
Decrease in distribution fees	(29,349)
Decrease in custody fees	(2,028)
Increase in interest expenses	538
Unrealized appreciation on securities	(4,122,035)
Net realized gains on investments	(5,917,852)
Net cash used in operating activities	18,635,476

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	4,477,886
Payment on shares redeemed	(22,325,330)
Distributions paid in cash	(173,181)
Net change in receivables / payables related to capital share transactions	(614,851)
Net cash used in financing activities	(18,635,476)

Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Cash paid for interest on loan outstanding	$6,003

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2007 (Unaudited)

1.	ORGANIZATION

Empiric Funds, Inc. (formerly, Texas Capital Value Funds, Inc.) was incorporated on June 26, 1995 as a Maryland Corporation and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Core Equity Fund (formerly, Value & Growth Portfolio), (the “Fund”) is a series of the Empiric Funds, Inc, (the “Corporation”). The Fund offers Class A and Class C shares. Each class of shares differs principally in its respective distribution expenses and sales charges, if any. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Fund’s Class A shares commenced operations on November 6, 1995. The Fund’s Class C shares commenced operations on October 12, 2005. Prior to October 12, 2005, the shares of the Fund had no specific class designation. As of that date, all of the then outstanding shares were re-designated as Class A shares. The Fund’s investment objective is capital appreciation. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities - Securities that are listed on national securities exchanges or the NASDAQ National Market System are valued as of the close of business of the exchange on each business day which that exchange is open (presently 4:00 pm Eastern time). Unlisted securities that are not included in such System are valued at the bid prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

b)
Federal Income Taxes - It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2007 (Unaudited)

c)
Security Transactions, Income and Other - Investment and shareowner transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

d)
Distributions to Shareholders - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. These differences are primarily due to net operating losses and post-October capital losses. For the year ended September 30, 2006, the Fund’s most recent fiscal year end, the Fund decreased paid-in capital by $297,749, decreased undistributed net investment loss by $266,382 and decreased undistributed net realized gains on investments by $31,367.

e)
Short Sale Transactions - The Fund may not purchase securities on margin or effect short sales, except that the Fund may: (a) obtain short-term credits necessary for the clearance of security transactions; (b) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (c) make short sales “against the box” (i.e., owning an equal amount of the security itself, or of securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to the security sold short) or in compliance with the SEC’s positions regarding the asset segregation requirements of Section 18 of the 40 Act.

f)
Derivative Financial Instruments and Other Investment Strategies - The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return. The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation exists between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

g)	Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2007 (Unaudited)

management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

h)
New Accounting Pronouncements - On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48. Its impact to the financial statements has not yet been determined.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory and Administration Agreements

The Fund has an investment advisory agreement with Empiric Advisors, Inc. (the “Advisor”; formerly, First Austin Capital Management, Inc.), pursuant to which the Advisor receives a fee, computed daily, at an annual rate of 1.0% of the average daily net assets. The Advisor provides continuous supervision of the investment portfolio and pays the cost of compensation of the officers of the Fund, occupancy and certain clerical and administrative costs involved in the day to day operations of the Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2007 (Unaudited)

In addition, the Advisor is acting as the administrator to the Fund. For this service, the Advisor receives a fee, computed daily based on the average daily net assets at an annual rate of .70% on the first $5 million, .50% on the next $25 million, .28% on the next $70 million, .25% on the next $100 million, and .20% for over $200 million of each series. The Advisor bears most of the operating expenses of the Fund including legal, audit, printing, and insurance.

Transactions with Empiric Distributors, Inc.

The Advisor owns an interest in Empiric Distributors, Inc. (formerly, Texas Capital, Inc.), a registered broker-dealer. For the six months ended March 31, 2007, the Fund transacted $348,707 in commissions through Empiric Distributors, Inc. All transactions were at $.035 per share, or at rates considered competitive with comparable transactions elsewhere. The Board reviews affiliated transactions quarterly.

Distribution Agreement and Plan

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund contracts with registered broker-dealers and their agents to distribute shares of the Fund. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the average daily net assets for the Fund’s Class A shares. The Fund’s Class C shares allow for up to 1.00% of the average daily net assets. For the six months ended March 31, 2007, the Fund incurred Distribution expenses of $93,853 for the Class A shares and $14,611 for the Class C shares pursuant to the Plan. The amount of sales charge retained by the distributor was $7,500.

Certain officers and directors of the Fund are also officers and/or directors of the Advisor.

4.	LINE OF CREDIT

The Fund has a $9 million secured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. At March 31, 2007, the Fund had $0 outstanding. Based upon balances outstanding during the year, the weighted average interest rate was 8.25% and the weighted average amount outstanding was $156,187.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2007 (Unaudited)

5.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the six months ended March 31, 2007 and the year ended September 30, 2006 were as follows:

	Period Ended
	March 31,	Year Ended
	2007	September 30,
	(Unaudited)	2006
Changes in Shares Outstanding:
Class A
Shares sold	120,375	1,018,615
Shares reinvested	89,106	—
Shares redeemed	(619,723)	(1,039,737)
Net increase (decrease) in capital shares	(410,242)	(21,122)
Shares Outstanding:
Beginning of period	2,337,073	2,358,195
End of period	1,926,831	2,337,073
Class C*
Shares sold	6,574	92,313
Shares reinvested	3,541	—
Shares redeemed	(17,948)	(3,384)
Net increase (decrease) in capital shares	(7,833)	88,929
Shares Outstanding:
Beginning of period	88,929	—
End of period	81,096	88,929
* Commencement of operations for Class C shares was October 7, 2005.

6.	PURCHASES AND SALES OF SECURITIES

For the six months ending March 31, 2007, the cost of purchases were $22,005,741 and the proceeds from sales of securities, excluding short-term securities, were $36,592,495, for the Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2007 (Unaudited)

7.	FEDERAL TAX INFORMATION

As of September 30, 2006, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$75,279,003
Gross unrealized appreciation	$10,698,082
Gross unrealized depreciation	(1,381,279)
Net unrealized appreciation	$9,316,803
Undistributed ordinary income	—
Undistributed long-term capital gain	2,008,123
Total distributable earnings	2,008,123
Other accumulated gains (losses)	(29,483)
Total accumulated earnings (losses)	$11,295,443
(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sale adjustments.

At September 30, 2006, the Fund’s most recent fiscal year end, the Fund had tax basis capital losses of $1,013,919, which may be carried over to offset future capital gains, of such losses, $1,013,919 expire on December 31, 2014. The Fund had no post-October loss deferrals as of September 30, 2006. There were no distributions paid during the fiscal years ended September 30, 2006 and September 30, 2005.

Core Equity Fund
EXPENSE EXAMPLE

March 31, 2007 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2006 to March 31, 2007.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Core Equity Fund
EXPENSE EXAMPLE (Continued)

March 31, 2007 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	10/1/06	3/31/07	10/1/06 - 3/31/07
Actual
Class A	$1,000.00	$1,134.30	$8.83
Class C	$1,000.00	$1,130.40	$12.80
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,016.65	$8.35
Class C	$1,000.00	$1,012.91	$12.09

(1)
Expenses are equal to the Class A and Class C fund shares’ annualized expense ratio of 1.66% and 2.41%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HOW TO OBTAIN A COPY OF THE FUND’S PROXY
VOTING POLICY AND PROXY VOTING RECORDS

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Directors. You may obtain a description of these procedures free of charge, upon request, by calling toll-free 1-800-880-0324 and by accessing the Fund’s Statement of Additional Information on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available free of charge, upon request, by calling 1-800-880-0324 and by accessing the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Empiric Funds, Inc. files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-880-0324. Furthermore, you can obtain the Form N-Q on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Core Equity Fund - A Class
EMCAX
CUSIP #29215M101
Core Equity Fund - C Class
EMCCX
CUSIP #29215M200

Advisor
Empiric Advisors, Inc.
6300 Bridgepoint Parkway, Building 2, Suite 105
Austin, TX 78730
800-880-0324

Transfer Agent, Accountant, and Custodian
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
888-839-7424
Call for questions on your account.

Administrator
Empiric Advisors, Inc.
6300 Bridgepoint Parkway, Building 2, Suite 105
Austin, TX 78730
800-880-0324

Distributor
Rafferty Capital Markets, Inc.
1311 Mamaroneck Avenue
White Plains, NY 10605

Mailing Address
Empiric Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Please send all account related correspondence here.

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Counsel
Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)  The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)   There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Empiric Funds, Inc.

By (Signature and Title)   /s/Mark A. Coffelt
 Mark A. Coffelt, President

Date  05/31/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Mark A. Coffelt
Mark A. Coffelt, Principal Executive Officer and
Principal Financial Officer